REAL ESTATE INVESTMENTS (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2012		Jul. 17, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Gross Carrying Amount [Abstract]
Balance at beginning of period				$ 1,373,428
Acquisition of real estate investments	$ 37,872	[1]		260,543	$ 1,205,607
Additions to real estate investments	297	[1]		8,538	3,502
Balance at end of period				1,638,929	1,373,428
Accumulated Depreciation [Abstract]
Balance at beginning of period				(10,526)
Balance at end of period				(56,988)	(10,526)
Depreciation expense	1,559		$ 1,203	46,622	8,984
Gross Carrying Amount				1,373,428	1,373,428	$ 1,638,929
Accumulated Depreciation				(10,526)	(10,526)	(56,988)
Net real estate property					1,362,902	1,581,941
Real Estate Intangibles [Abstract]
Gross carrying amount					123,063	178,615
Accumulated amortization					(22,174)	(79,021)
Net real estate intangibles					100,889	99,594
Amortization expense	4,225		$ 0	56,776	17,949
Estimated Future Amortization of Intangible Assets [Abstract]
2015						59,330
2016						31,338
2017						784
2018						600
2019						484
Thereafter						7,058
Net real estate intangibles					100,889	99,594
Rental Revenue [Member]
Real Estate Intangibles [Abstract]
Accretion of below market leases	$ 0			119	3
Land [Member]
Gross Carrying Amount [Abstract]
Balance at beginning of period				102,064
Balance at end of period				138,799	102,064
Accumulated Depreciation [Abstract]
Balance at beginning of period				0
Balance at end of period				0	0
Gross Carrying Amount				102,064	102,064	138,799
Accumulated Depreciation				0	0	0
Net real estate property					102,064	138,799
Building and Improvements [Member]
Gross Carrying Amount [Abstract]
Balance at beginning of period				1,220,578
Balance at end of period				1,434,200	1,220,578
Accumulated Depreciation [Abstract]
Balance at beginning of period				(8,359)
Balance at end of period				(43,164)	(8,359)
Gross Carrying Amount				1,220,578	1,220,578	1,434,200
Accumulated Depreciation				(8,359)	(8,359)	(43,164)
Net real estate property					1,212,219	1,391,036
Furniture, Fixtures and Equipment [Member]
Gross Carrying Amount [Abstract]
Balance at beginning of period				50,786
Balance at end of period				65,930	50,786
Accumulated Depreciation [Abstract]
Balance at beginning of period				(2,167)
Balance at end of period				(13,824)	(2,167)
Gross Carrying Amount				50,786	50,786	65,930
Accumulated Depreciation				$ (2,167)	(2,167)	(13,824)
Net real estate property					48,619	52,106
Above/Below Market Lease Intangibles, Net [Member]
Real Estate Intangibles [Abstract]
Gross carrying amount					5,049	5,868
Accumulated amortization					(3)	(167)
Net real estate intangibles					$ 5,046	5,701
Weighted average amortization period				52 years 1 month 6 days	57 years 6 months
Estimated Future Amortization of Intangible Assets [Abstract]
Net real estate intangibles					$ 5,046	5,701
In-Place Lease Intangibles [Member]
Real Estate Intangibles [Abstract]
Gross carrying amount					112,214	166,951
Accumulated amortization					(21,824)	(77,889)
Net real estate intangibles					$ 90,390	89,062
Weighted average amortization period				2 years 3 months 18 days	2 years 6 months
Estimated Future Amortization of Intangible Assets [Abstract]
Net real estate intangibles					$ 90,390	89,062
Other Intangibles [Member]
Real Estate Intangibles [Abstract]
Gross carrying amount					5,800	5,796
Accumulated amortization					(347)	(965)
Net real estate intangibles					$ 5,453	4,831
Weighted average amortization period				9 years 7 months 6 days	9 years 6 months
Estimated Future Amortization of Intangible Assets [Abstract]
Net real estate intangibles					$ 5,453	$ 4,831

[1]	The rollforward of the gross real estate investment for the period ended December 31, 2012 excludes any activity in the predecessor period as such balances are on a different basis of accounting. The balance at the beginning of period for period ended December 31, 2012 reflects the Company's initial investment in senior housing properties.